Provisions for employees' benefits - Additional Information (Details) - COP ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Assets of benefit plan	$ 10,429,486	$ 12,068,525
Level 1 of fair value hierarchy [member]
Disclosure of defined benefit plans [line items]
Percentage of plan assets	53.65%	36.99%
Level 2 of fair value hierarchy [member]
Disclosure of defined benefit plans [line items]
Percentage of plan assets	46.35%	63.01%